RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Related Party Transactions [Abstract]
Amounts due to related parties	$ 54,323	$ 47,731